Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule Of Detailed Information About Intangible Assets
	2024	2023
	AUD$	AUD$
Goodwill (Cost model)	2,582,495	2,582,495
Total Intangible assets	2,582,495	2,582,495